united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Kevin E. Wolf, Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100, Elkhorn, NE 68022
(Name and address of agent for service)

Registrant's telephone number, including area code:	631-470-2600

Date of fiscal year end:	12/31

Date of reporting period:	12/31/24

Item 1. Reports to Stockholders.

(a)	Tailored Shareholder Report

Acclivity Mid Cap Multi-Style Fund

Class I (AXMIX )

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Acclivity Mid Cap Multi-Style Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 855-873-3837.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.44%

How did the Fund perform during the reporting period?

In 2024, softer energy prices and improved supply chains helped ease inflation, particularly within the services sector. The job market stayed resilient with steady hiring, very low unemployment, and rising wages that kept incomes steady. Meanwhile, spending split-affluent buyers continued discretionary purchases while cost-sensitive consumers leaned toward lower-priced options. The U.S. equities, represented by the S&P 500 Index, gained ~25% for the year, fueled by resilient economic performance, strong corporate earnings, and artificial intelligence build up. The bond market experienced rising yields and bouts of volatility as central banks continued tightening policies to address lingering inflation concerns. The broader fixed-income markets, represented by the Bloomberg U.S. Aggregate Bond Index, gained ~1% for the year. Within U.S. sectors, Information Technology and Communication Services outperformed while Materials and Health Care lagged. When it comes to investment styles, growth securities outperformed value securities across all size segments, as measured by Russell indices in 2024.

In 2024, Acclivity Mid Cap Multi-Style Fund I Share class ("AXMIX") was up 16.85%, while the Russell Mid Cap TR Index (the “Benchmark”) was up 15.34%. When we break down the fund’s results, the bulk of outperformance stems from security selections. From the sector allocation perspective, holding less in real estate and more in industrials gave a lift, while overweight allocation in health care and consumer staples weighed on returns. In terms of individual picks, our holdings in consumer staples, health care, and information technology added the most value, while selections in energy and industrials worked against overall performance. From a factor standpoint, leaning into profitability offered a boost, while heavier size and value exposures weighted on returns.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Acclivity Mid Cap Multi-Style Fund
Morningstar US Mid Cap TR USD
Russell Midcap® Index
S&P 500® Index
$20,000
$15,000
$10,000
$5,000
$0
$19,702
$16,612
$16,473
$16,049
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Acclivity Mid Cap Multi-Style Fund	Morningstar US Mid Cap TR USD	Russell Midcap® Index	S&P 500® Index
Dec-2019	$10,000	$10,000	$10,000	$10,000
Dec-2020	$11,040	$11,841	$11,710	$11,840
Dec-2021	$13,572	$14,644	$14,355	$15,239
Dec-2022	$12,221	$12,293	$11,869	$12,479
Dec-2023	$14,216	$14,289	$13,914	$15,759
Dec-2024	$16,612	$16,473	$16,049	$19,702

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 31, 2019)
Acclivity Mid Cap Multi-Style Fund	16.85%	10.68%	10.68%
Morningstar US Mid Cap TR USD	15.29%	10.50%	10.50%
Russell Midcap® Index	15.34%	9.92%	9.92%
S&P 500® Index	25.02%	14.53%	14.53%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$4,755,992
Number of Portfolio Holdings	292
Advisory Fee (net of waivers)	$0
Portfolio Turnover	100%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	15.4%
Common Stocks	84.3%
Money Market Funds	0.3%
Right	0.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	18.2%
Principal Financial Group, Inc.	1.0%
Reinsurance Group of America, Inc.	1.0%
Loews Corporation	1.0%
Southwest Airlines Company	1.0%
Unum Group	0.9%
Fidelity National Financial, Inc.	0.9%
News Corporation, Class A	0.9%
Jones Lang LaSalle, Inc.	0.8%
CenterPoint Energy, Inc.	0.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Money Market Funds
18.6%
Technology
16.7%
Financials
15.7%
Health Care
14.6%
Industrials
14.2%
Consumer Discretionary
9.9%
Consumer Staples
8.3%
Materials
7.6%
Energy
4.3%
Communications
4.2%
Utilities
3.5%
Real Estate
0.9%
Liabilities in Excess of Other Assets
-18.5%

Value	Value
Liabilities in Excess of Other Assets	-18.5%
Real Estate	0.9%
Utilities	3.5%
Communications	4.2%
Energy	4.3%
Materials	7.6%
Consumer Staples	8.3%
Consumer Discretionary	9.9%
Industrials	14.2%
Health Care	14.6%
Financials	15.7%
Technology	16.7%
Money Market Funds	18.6%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Acclivity Mid Cap Multi-Style Fund - Class I (AXMIX )

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.innealtafunds.com/#front-page-3 ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-AXMIX

Acclivity Mid Cap Multi-Style Fund

Class N (AXMNX )

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Acclivity Mid Cap Multi-Style Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 855-873-3837.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$75	0.69%

How did the Fund perform during the reporting period?

In 2024, softer energy prices and improved supply chains helped ease inflation, particularly within the services sector. The job market stayed resilient with steady hiring, very low unemployment, and rising wages that kept incomes steady. Meanwhile, spending split-affluent buyers continued discretionary purchases while cost-sensitive consumers leaned toward lower-priced options. The U.S. equities, represented by the S&P 500 Index, gained ~25% for the year, fueled by resilient economic performance, strong corporate earnings, and artificial intelligence build up. The bond market experienced rising yields and bouts of volatility as central banks continued tightening policies to address lingering inflation concerns. The broader fixed-income markets, represented by the Bloomberg U.S. Aggregate Bond Index, gained ~1% for the year. Within U.S. sectors, Information Technology and Communication Services outperformed while Materials and Health Care lagged. When it comes to investment styles, growth securities outperformed value securities across all size segments, as measured by Russell indices in 2024.

In 2024, Acclivity Mid Cap Multi-Style Fund N Share class ("AXMNX") was up 16.77%, while the Russell Mid Cap TR Index (the “Benchmark”) was up 15.34%. When we break down the fund’s results, the bulk of outperformance stems from security selections. From the sector allocation perspective, holding less in real estate and more in industrials gave a lift, while overweight allocation in health care and consumer staples weighed on returns. In terms of individual picks, our holdings in consumer staples, health care, and information technology added the most value, while selections in energy and industrials worked against overall performance. From a factor standpoint, leaning into profitability offered a boost, while heavier size and value exposures weighted on returns.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Acclivity Mid Cap Multi-Style Fund
Morningstar US Mid Cap TR USD
Russell Midcap® Index
S&P 500® Index
$20,000
$15,000
$10,000
$5,000
$0
$19,702
$16,612
$16,473
$16,049
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Acclivity Mid Cap Multi-Style Fund	Morningstar US Mid Cap TR USD	Russell Midcap® Index	S&P 500® Index
Dec-2019	$10,000	$10,000	$10,000	$10,000
Dec-2020	$11,040	$11,841	$11,710	$11,840
Dec-2021	$13,572	$14,644	$14,355	$15,239
Dec-2022	$12,221	$12,293	$11,869	$12,479
Dec-2023	$14,226	$14,289	$13,914	$15,759
Dec-2024	$16,612	$16,473	$16,049	$19,702

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 31, 2019)
Acclivity Mid Cap Multi-Style Fund	16.77%	10.68%	10.68%
Morningstar US Mid Cap TR USD	15.29%	10.50%	10.50%
Russell Midcap® Index	15.34%	9.92%	9.92%
S&P 500® Index	25.02%	14.53%	14.53%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$4,755,992
Number of Portfolio Holdings	292
Advisory Fee (net of waivers)	$0
Portfolio Turnover	100%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	15.4%
Common Stocks	84.3%
Money Market Funds	0.3%
Right	0.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	18.2%
Principal Financial Group, Inc.	1.0%
Reinsurance Group of America, Inc.	1.0%
Loews Corporation	1.0%
Southwest Airlines Company	1.0%
Unum Group	0.9%
Fidelity National Financial, Inc.	0.9%
News Corporation, Class A	0.9%
Jones Lang LaSalle, Inc.	0.8%
CenterPoint Energy, Inc.	0.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-18.5%
Real Estate	0.9%
Utilities	3.5%
Communications	4.2%
Energy	4.3%
Materials	7.6%
Consumer Staples	8.3%
Consumer Discretionary	9.9%
Industrials	14.2%
Health Care	14.6%
Financials	15.7%
Technology	16.7%
Money Market Funds	18.6%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Acclivity Mid Cap Multi-Style Fund - Class N (AXMNX )

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.innealtafunds.com/#front-page-3 ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-AXMNX

Acclivity Small Cap Value Fund

Class I (AXVIX )

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Acclivity Small Cap Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 855-873-3837.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$49	0.48%

How did the Fund perform during the reporting period?

In 2024, softer energy prices and improved supply chains helped ease inflation, particularly within the services sector. The job market stayed resilient with steady hiring, very low unemployment, and rising wages that kept incomes steady. Meanwhile, spending split-affluent buyers continued discretionary purchases while cost-sensitive consumers leaned toward lower-priced options. The U.S. equities, represented by the S&P 500 Index, gained ~25% for the year, fueled by resilient economic performance, strong corporate earnings, and artificial intelligence build up. The bond market experienced rising yields and bouts of volatility as central banks continued tightening policies to address lingering inflation concerns. The broader fixed-income markets, represented by the Bloomberg U.S. Aggregate Bond Index, gained ~1% for the year. Within U.S. sectors, Information Technology and Communication Services outperformed while Materials and Health Care lagged. When it comes to investment styles, growth securities outperformed value securities across all size segments, as measured by Russell indices in 2024.

In 2024, Acclivity Small Cap Value Fund I Share class ("AXVIX") was up 5.68%, while the Russell 2000 Value TR Index (the “Benchmark”) was up 8.05%. When we break down the fund’s results, security selection drove most of the underperformance. From the allocation perspective, greater exposure to communication services, information technology, and industrials gave a boost, whereas having less in financials and more in consumer discretionary detracted. In terms of individual picks, our holdings in financials and industrials contributed the most, while selections in health care, materials, and technology holdings pulled results lower. From a factor standpoint, tilting away from smaller-cap stocks and leaning into profitability offered a boost, while lighter momentum exposure and heavier value exposure weighted on returns.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Acclivity Small Cap Value Fund
Morningstar US Small Cap Broad Value Extended TR (USD)
Russell 2000® Value Index
S&P 500® Index
$30,000
$20,000
$10,000
$0
$25,905
$21,868
$18,947
$17,403
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Acclivity Small Cap Value Fund	Morningstar US Small Cap Broad Value Extended TR (USD)	Russell 2000® Value Index	S&P 500® Index
Dec-2018	$10,000	$10,000	$10,000	$10,000
Dec-2019	$11,844	$12,320	$12,239	$13,149
Dec-2020	$12,733	$12,810	$12,807	$15,568
Dec-2021	$17,648	$16,653	$16,427	$20,037
Dec-2022	$16,875	$14,913	$14,048	$16,408
Dec-2023	$20,692	$17,339	$16,105	$20,721
Dec-2024	$21,868	$18,947	$17,403	$25,905

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 31, 2018)
Acclivity Small Cap Value Fund	5.68%	13.05%	13.93%
Morningstar US Small Cap Broad Value Extended TR (USD)	9.27%	8.99%	11.24%
Russell 2000® Value Index	8.05%	7.29%	9.67%
S&P 500® Index	25.02%	14.53%	17.19%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$38,053,694
Number of Portfolio Holdings	500
Advisory Fee (net of waivers)	$0
Portfolio Turnover	96%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	17.4%
Common Stocks	81.9%
Money Market Funds	0.7%
Right	0.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	21.0%
Jackson Financial, Inc., Class A	1.0%
Paramount Global, Class B	0.9%
HF Sinclair Corporation	0.9%
United States Cellular Corporation	0.9%
Bread Financial Holdings, Inc.	0.9%
Taylor Morrison Home Corporation	0.9%
Radian Group, Inc.	0.8%
Alaska Air Group, Inc.	0.8%
First American Treasury Obligations Fund, Class X	0.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Money Market Funds
21.8%
Financials
21.5%
Consumer Discretionary
21.0%
Industrials
16.8%
Technology
10.2%
Energy
7.6%
Health Care
7.1%
Materials
7.0%
Communications
3.8%
Consumer Staples
3.8%
Real Estate
0.7%
Liabilities in Excess of Other Assets
-21.3%

Value	Value
Liabilities in Excess of Other Assets	-21.3%
Real Estate	0.7%
Consumer Staples	3.8%
Communications	3.8%
Materials	7.0%
Health Care	7.1%
Energy	7.6%
Technology	10.2%
Industrials	16.8%
Consumer Discretionary	21.0%
Financials	21.5%
Money Market Funds	21.8%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Acclivity Small Cap Value Fund - Class I (AXVIX )

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.innealtafunds.com/#front-page-3 ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-AXVIX

Acclivity Small Cap Value Fund

Class N (AXVNX )

Annual Shareholder Report - December 31, 2024

Fund Overview

This annual shareholder report contains important information about Acclivity Small Cap Value Fund for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.innealtafunds.com/#front-page-3. You can also request this information by contacting us at 855-873-3837.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$75	0.73%

How did the Fund perform during the reporting period?

In 2024, softer energy prices and improved supply chains helped ease inflation, particularly within the services sector. The job market stayed resilient with steady hiring, very low unemployment, and rising wages that kept incomes steady. Meanwhile, spending split-affluent buyers continued discretionary purchases while cost-sensitive consumers leaned toward lower-priced options. The U.S. equities, represented by the S&P 500 Index, gained ~25% for the year, fueled by resilient economic performance, strong corporate earnings, and artificial intelligence build up. The bond market experienced rising yields and bouts of volatility as central banks continued tightening policies to address lingering inflation concerns. The broader fixed-income markets, represented by the Bloomberg U.S. Aggregate Bond Index, gained ~1% for the year. Within U.S. sectors, Information Technology and Communication Services outperformed while Materials and Health Care lagged. When it comes to investment styles, growth securities outperformed value securities across all size segments, as measured by Russell indices in 2024.

In 2024, Acclivity Small Cap Value Fund N Share class ("AXVNX") was up 5.46%, while the Russell 2000 Value TR Index (the “Benchmark”) was up 8.05%. When we break down the fund’s results, security selection drove most of the underperformance. From the allocation perspective, greater exposure to communication services, information technology, and industrials gave a boost, whereas having less in financials and more in consumer discretionary detracted. In terms of individual picks, our holdings in financials and industrials contributed the most, while selections in health care, materials, and technology holdings pulled results lower. From a factor standpoint, tilting away from smaller-cap stocks and leaning into profitability offered a boost, while lighter momentum exposure and heavier value exposure weighted on returns.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Acclivity Small Cap Value Fund
Morningstar US Small Cap Broad Value Extended TR (USD)
Russell 2000® Value Index
S&P 500® Index
$30,000
$20,000
$10,000
$0
$25,905
$21,707
$18,947
$17,403
Dec-2018
Dec-2019
Dec-2020
Dec-2021
Dec-2022
Dec-2023
Dec-2024

	Acclivity Small Cap Value Fund	Morningstar US Small Cap Broad Value Extended TR (USD)	Russell 2000® Value Index	S&P 500® Index
Dec-2018	$10,000	$10,000	$10,000	$10,000
Dec-2019	$11,834	$12,320	$12,239	$13,149
Dec-2020	$12,713	$12,810	$12,807	$15,568
Dec-2021	$17,595	$16,653	$16,427	$20,037
Dec-2022	$16,829	$14,913	$14,048	$16,408
Dec-2023	$20,583	$17,339	$16,105	$20,721
Dec-2024	$21,707	$18,947	$17,403	$25,905

Average Annual Total Returns

	1 Year	5 Years	Since Inception (December 31, 2018)
Acclivity Small Cap Value Fund	5.46%	12.90%	13.79%
Morningstar US Small Cap Broad Value Extended TR (USD)	9.27%	8.99%	11.24%
Russell 2000® Value Index	8.05%	7.29%	9.67%
S&P 500® Index	25.02%	14.53%	17.19%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$38,053,694
Number of Portfolio Holdings	500
Advisory Fee (net of waivers)	$0
Portfolio Turnover	96%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	17.4%
Common Stocks	81.9%
Money Market Funds	0.7%
Right	0.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Mount Vernon Liquid Assets Portfolio	21.0%
Jackson Financial, Inc., Class A	1.0%
Paramount Global, Class B	0.9%
HF Sinclair Corporation	0.9%
United States Cellular Corporation	0.9%
Bread Financial Holdings, Inc.	0.9%
Taylor Morrison Home Corporation	0.9%
Radian Group, Inc.	0.8%
Alaska Air Group, Inc.	0.8%
First American Treasury Obligations Fund, Class X	0.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-21.3%
Real Estate	0.7%
Consumer Staples	3.8%
Communications	3.8%
Materials	7.0%
Health Care	7.1%
Energy	7.6%
Technology	10.2%
Industrials	16.8%
Consumer Discretionary	21.0%
Financials	21.5%
Money Market Funds	21.8%

Material Fund Changes

No material changes occurred during the year ended December 31, 2024.

Acclivity Small Cap Value Fund - Class N (AXVNX )

Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://www.innealtafunds.com/#front-page-3 ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 123124-AXVNX

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	Not applicable

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable

(f)	See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that Keith Rhoades is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Rhoades is independent for purposes of this Item 3.

(a)(2) Not applicable.

(a)(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2024 – $27,300

2023 – $25,000

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2024 – $6,500

2023 – $6,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended December 31, 2023 and 2024, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the registrant for the fiscal years ended December 31, 2023 and 2024, respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Acclivity Mid Cap Multi-Style Fund
Acclivity Small Cap Value Fund

Annual Financial Statements & Additional Information
December 31, 2024

www.acclivityfunds.com
1 (855) 873-3837

Distributed by Northern Lights Distributors, LLC
Member FINRA

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9%
	ADVERTISING & MARKETING - 1.0%
717	Interpublic Group of Companies, Inc. (The)	$20,090
340	Omnicom Group, Inc.(a)	29,254
		49,344
	AEROSPACE & DEFENSE - 0.9%
17	Huntington Ingalls Industries, Inc.	3,212
19	Teledyne Technologies, Inc.(b)	8,818
230	Textron, Inc.	17,593
75	Woodward, Inc.	12,482
		42,105
	APPAREL & TEXTILE PRODUCTS - 1.2%
22	Crocs, Inc.(b)	2,410
84	Ralph Lauren Corporation	19,402
236	Skechers USA, Inc., Class A(b)	15,869
320	Tapestry, Inc.	20,905
		58,586
	ASSET MANAGEMENT - 0.8%
254	Blue Owl Capital, Inc.	5,908
920	Franklin Resources, Inc.(a)	18,667
32	LPL Financial Holdings, Inc.	10,448
107	Robinhood Markets, Inc., Class A(b)	3,987
		39,010
	AUTOMOTIVE - 0.6%
1,363	Aurora Innovation, Inc.(b)	8,587
1,463	Lucid Group, Inc.(b)	4,418
1,231	Rivian Automotive, Inc., Class A(a),(b)	16,372
		29,377
	BANKING - 3.2%
660	Citizens Financial Group, Inc.	28,882
139	Comerica, Inc.	8,597
191	East West Bancorp, Inc.	18,290
810	First Horizon Corporation	16,314
1,476	KeyCorporation	25,299
101	Pinnacle Financial Partners, Inc.	11,553
764	Regions Financial Corporation	17,969

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	BANKING - 3.2% (Continued)
247	Webster Financial Corporation	$13,639
150	Western Alliance Bancorp	12,531
		153,074
	BEVERAGES - 1.4%
537	Brown-Forman Corporation, Class B(a)	20,395
114	Celsius Holdings, Inc.(a),(b)	3,003
16	Coca-Cola Consolidated, Inc.	20,160
362	Molson Coors Beverage Company, Class B(a)	20,750
		64,308
	BIOTECHNOLOGY & PHARMACEUTICALS - 5.3%
244	Biogen, Inc.(b)	37,312
314	BioMarin Pharmaceutical, Inc.(b)	20,639
279	Elanco Animal Health, Inc.(b)	3,379
602	Exelixis, Inc.(b)	20,047
440	Incyte Corporation(b)	30,391
112	Insmed, Inc.(b)	7,732
537	Moderna, Inc.(a),(b)	22,328
187	Neurocrine Biosciences, Inc.(b)	25,526
161	Sarepta Therapeutics, Inc.(b)	19,576
84	United Therapeutics Corporation(b)	29,639
133	Vaxcyte, Inc.(a),(b)	10,887
1,811	Viatris, Inc.	22,547
		250,003
	CABLE & SATELLITE - 0.3%
210	Liberty Broadband Corporation, Class C(b)	15,700

	CHEMICALS - 2.1%
176	Albemarle Corporation(a)	15,150
117	Avery Dennison Corporation	21,894
37	CF Industries Holdings, Inc.	3,157
196	Eastman Chemical Company(a)	17,899
189	International Flavors & Fragrances, Inc.	15,980
101	Mosaic Company (The)	2,482

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	CHEMICALS - 2.1% (Continued)
185	RPM International, Inc.	$22,766
		99,328
	COMMERCIAL SUPPORT SERVICES - 0.7%
389	Aramark	14,514
85	Clean Harbors, Inc.(b)	19,562
		34,076
	CONSTRUCTION MATERIALS - 1.6%
71	Advanced Drainage Systems, Inc.	8,208
66	Carlisle Companies, Inc.	24,343
54	Eagle Materials, Inc.	13,325
162	Owens Corning	27,592
		73,468
	CONSUMER SERVICES - 0.2%
115	Service Corp International(a)	9,179

	CONTAINERS & PACKAGING - 2.2%
81	AptarGroup, Inc.	12,725
463	Ball Corporation	25,525
239	Crown Holdings, Inc.	19,763
100	Graphic Packaging Holding Company	2,716
508	International Paper Company(a)	27,341
79	Packaging Corporation of America	17,785
		105,855
	DIVERSIFIED INDUSTRIALS - 0.3%
110	ITT, Inc.	15,717

	ELECTRIC UTILITIES - 2.5%
193	Alliant Energy Corporation	11,414
41	Ameren Corporation	3,655
1,187	CenterPoint Energy, Inc.(a)	37,663
483	CMS Energy Corporation(a)	32,192
498	Evergy, Inc.	30,652
31	NRG Energy, Inc.	2,797
		118,373

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	ELECTRICAL EQUIPMENT - 2.2%
211	A O Smith Corporation	$14,392
86	AAON, Inc.(a)	10,121
53	Acuity Brands, Inc.	15,483
335	API Group Corporation(b)	12,050
49	BWX Technologies, Inc.	5,458
92	Generac Holdings, Inc.(b)	14,265
31	Lennox International, Inc.(a)	18,888
220	Trimble, Inc.(b)	15,545
		106,202
	ENGINEERING & CONSTRUCTION - 2.3%
123	AECOM	13,139
50	Comfort Systems USA, Inc.(a)	21,203
48	EMCOR Group, Inc.	21,787
189	Fluor Corporation(b)	9,322
154	Jacobs Solutions, Inc.	20,577
44	KBR, Inc.	2,549
117	MasTec, Inc.(b)	15,928
12	Tetra Tech, Inc.	478
12	TopBuild Corporation(b)	3,736
		108,719
	FOOD - 2.8%
41	BellRing Brands, Inc.(b)	3,089
767	Conagra Brands, Inc.	21,284
749	Hormel Foods Corporation	23,496
4	Ingredion, Inc.	550
184	J M Smucker Company (The)	20,262
44	Kellanova	3,563
218	Lamb Weston Holdings, Inc.(a)	14,569
146	McCormick & Company, Inc.	11,131
477	The Campbell’s Company(a)	19,977
242	Tyson Foods, Inc., Class A	13,901
		131,822

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	FORESTRY, PAPER & WOOD PRODUCTS - 0.1%
50	Trex Company, Inc.(a),(b)	$3,452

	GAS & WATER UTILITIES - 1.0%
177	Atmos Energy Corporation	24,651
432	Essential Utilities, Inc.(a)	15,690
168	NiSource, Inc.	6,176
		46,517
	HEALTH CARE FACILITIES & SERVICES - 4.4%
63	Charles River Laboratories International, Inc.(b)	11,630
5	Chemed Corporation	2,649
129	DaVita, Inc.(b)	19,292
181	Encompass Health Corporation	16,715
25	Ensign Group, Inc. (The)	3,322
47	Henry Schein, Inc.(b)	3,252
116	Labcorp Holdings, Inc.	26,601
42	Medpace Holdings, Inc.(b)	13,954
97	Molina Healthcare, Inc.(b)	28,232
154	Quest Diagnostics, Inc.	23,232
213	Tenet Healthcare Corporation(b)	26,887
192	Universal Health Services, Inc., Class B	34,449
		210,215
	HOME & OFFICE PRODUCTS - 0.3%
242	Tempur Sealy International, Inc.	13,719

	HOME CONSTRUCTION - 1.3%
186	Fortune Brands Innovations, Inc.	12,709
345	Masco Corporation	25,037
22	Mohawk Industries, Inc.(b)	2,621
182	Toll Brothers, Inc.	22,923
		63,290
	HOUSEHOLD PRODUCTS - 0.7%
197	Clorox Company (The)	31,995
27	elf Beauty, Inc.(a),(b)	3,390
		35,385

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.3%
63	Mueller Industries, Inc.	$5,000
26	RBC Bearings, Inc.(b)	7,777
		12,777
	INDUSTRIAL SUPPORT SERVICES - 0.7%
254	Core & Main, Inc., Class A(b)	12,931
20	Watsco, Inc.(a)	9,478
70	WESCO International, Inc.	12,667
		35,076
	INSTITUTIONAL FINANCIAL SERVICES - 2.5%
60	Evercore, Inc., Class A	16,632
90	Houlihan Lokey, Inc.	15,629
63	Interactive Brokers Group, Inc., Class A	11,130
346	Jefferies Financial Group, Inc.	27,126
274	Northern Trust Corporation	28,085
214	SEI Investments Company	17,651
		116,253
	INSURANCE - 8.1%
223	American Financial Group, Inc.	30,535
159	Assurant, Inc.	33,902
24	Cincinnati Financial Corporation	3,449
543	Equitable Holdings, Inc.	25,613
70	Globe Life, Inc.	7,807
40	Kinsale Capital Group, Inc.(a)	18,605
553	Loews Corporation	46,834
20	Markel Group, Inc.(b)	34,525
794	Old Republic International Corporation	28,735
29	Primerica, Inc.	7,871
632	Principal Financial Group, Inc.(a)	48,923
221	Reinsurance Group of America, Inc.(a)	47,212
87	Ryan Specialty Group Holdings, Inc.	5,582
610	Unum Group	44,548
		384,141
	INTERNET MEDIA & SERVICES - 1.9%
61	Expedia Group, Inc.(b)	11,366

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	INTERNET MEDIA & SERVICES - 1.9% (Continued)
95	Match Group, Inc.(b)	$3,108
1,015	Pinterest, Inc., Class A(b)	29,435
24	Roku, Inc.(b)	1,784
2,307	Snap, Inc., Class A(b)	24,846
271	Zillow Group, Inc., Class C(b)	20,068
		90,607
	LEISURE FACILITIES & SERVICES - 1.3%
190	Darden Restaurants, Inc.	35,471
7	Domino’s Pizza, Inc.	2,938
40	Light & Wonder, Inc.(a),(b)	3,455
97	Texas Roadhouse, Inc.	17,502
38	Wynn Resorts Ltd.	3,274
		62,640
	LEISURE PRODUCTS - 0.2%
138	Hasbro, Inc.(a)	7,716

	MACHINERY - 3.0%
31	Crane Company	4,704
41	Donaldson Company, Inc.	2,762
141	Graco, Inc.	11,885
86	IDEX Corporation	17,999
83	Lincoln Electric Holdings, Inc.	15,560
68	Nordson Corporation	14,228
140	Regal Rexnord Corporation	21,718
100	Snap-on, Inc.	33,948
234	Stanley Black & Decker, Inc.(a)	18,788
32	Toro Company (The)	2,563
		144,155
	MEDICAL EQUIPMENT & DEVICES - 5.0%
95	Align Technology, Inc.(b)	19,808
792	Avantor, Inc.(b)	16,687
727	Baxter International, Inc.(a)	21,199
16	Bio-Rad Laboratories, Inc., Class A(b)	5,256
57	Bio-Techne Corporation	4,106

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 5.0% (Continued)
46	Bruker Corporation	$2,696
261	Cooper Companies, Inc. (The)(b)	23,994
174	Globus Medical, Inc., Class A(b)	14,392
317	Hologic, Inc.(b)	22,852
166	Illumina, Inc.(b)	22,183
94	Insulet Corporation(b)	24,541
28	Lantheus Holdings, Inc.(a),(b)	2,505
82	Natera, Inc.(b)	12,981
177	Revvity, Inc.	19,755
31	Teleflex, Inc.	5,517
47	Waters Corporation(b)	17,436
		235,908
	METALS & MINING - 0.5%
493	Alcoa Corporation	18,626
25	Royal Gold, Inc.	3,296
		21,922
	OIL & GAS PRODUCERS - 3.5%
111	APA Corporation(a)	2,563
27	Chord Energy Corporation	3,157
247	ConocoPhillips	24,495
264	Coterra Energy, Inc.(a)	6,742
1,085	Devon Energy Corporation	35,512
113	DT Midstream, Inc.	11,236
92	EQT Corporation	4,242
147	Expand Energy Corporation	14,634
31	Murphy USA, Inc.	15,554
742	Ovintiv, Inc.(a)	30,051
1,239	Permian Resources Corporation	17,817
66	Range Resources Corporation	2,375
		168,378
	PUBLISHING & BROADCASTING - 0.9%
58	New York Times Company (The), Class A	3,019
1,495	News Corporation, Class A	41,172
		44,191

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	REAL ESTATE SERVICES - 0.8%
149	Jones Lang LaSalle, Inc.(b)	$37,718

	REIT - 0.1%
5	Texas Pacific Land Corporation(a)	5,530

	RENEWABLE ENERGY - 0.8%
136	Enphase Energy, Inc.(a),(b)	9,340
154	First Solar, Inc.(b)	27,141
		36,481
	RETAIL - CONSUMER STAPLES - 2.3%
190	BJ’s Wholesale Club Holdings, Inc.(b)	16,976
74	Casey’s General Stores, Inc.	29,321
269	Dollar General Corporation	20,396
298	Dollar Tree, Inc.(b)	22,332
140	Sprouts Farmers Market, Inc.(b)	17,790
		106,815
	RETAIL - DISCRETIONARY - 4.0%
19	Abercrombie & Fitch Company, Class A(b)	2,840
340	Best Buy Company, Inc.	29,172
166	Builders FirstSource, Inc.(a),(b)	23,726
90	Burlington Stores, Inc.(a),(b)	25,655
31	Carvana Company(b)	6,304
144	Dick’s Sporting Goods, Inc.	32,953
106	Floor & Decor Holdings, Inc., Class A(b)	10,568
162	Gap, Inc. (The)	3,828
73	Genuine Parts Company(a)	8,524
74	Ulta Beauty, Inc.(b)	32,185
83	Williams-Sonoma, Inc.(a)	15,370
		191,125
	SEMICONDUCTORS - 2.2%
189	Coherent Corporation(b)	17,904
185	Entegris, Inc.	18,326
54	Lattice Semiconductor Corporation(a),(b)	3,059
39	MACOM Technology Solutions Holdings, Inc.(b)	5,067

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	SEMICONDUCTORS - 2.2% (Continued)
17	Onto Innovation, Inc.(b)	$2,833
36	Qorvo, Inc.(b)	2,517
254	Skyworks Solutions, Inc.	22,525
215	Teradyne, Inc.	27,073
32	Universal Display Corporation	4,678
		103,982
	SOFTWARE - 6.9%
224	Akamai Technologies, Inc.(a),(b)	21,426
13	Appfolio, Inc., Class A(b)	3,207
114	Confluent, Inc., Class A(b)	3,187
146	Dayforce, Inc.(b)	10,605
281	DocuSign, Inc.(a),(b)	25,273
193	Doximity, Inc., Class A(b)	10,304
44	Duolingo, Inc.(b)	14,266
328	Dynatrace, Inc.(a),(b)	17,827
1,185	Gen Digital, Inc.	32,445
74	Guidewire Software, Inc.(a),(b)	12,475
94	Manhattan Associates, Inc.(b)	25,403
68	MongoDB, Inc.(b)	15,831
153	Nutanix, Inc., Class A(b)	9,361
222	Okta, Inc.(b)	17,494
116	Paycom Software, Inc.	23,777
34	Paylocity Holding Corporation(b)	6,782
66	Procore Technologies, Inc.(b)	4,945
19	PTC, Inc.(b)	3,494
368	SS&C Technologies Holdings, Inc.	27,887
277	Twilio, Inc., Class A(b)	29,938
449	Unity Software, Inc.(b)	10,089
45	Zoom Video Communications, Inc.(a),(b)	3,672
		329,688
	SPECIALTY FINANCE - 1.2%
786	Fidelity National Financial, Inc.(a)	44,126
354	SoFi Technologies, Inc.(a),(b)	5,452

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	SPECIALTY FINANCE - 1.2% (Continued)
94	Synchrony Financial	$6,110
		55,688
	STEEL - 1.2%
57	ATI, Inc.(b)	3,137
88	Reliance, Inc.	23,695
260	Steel Dynamics, Inc.	29,658
		56,490
	TECHNOLOGY HARDWARE - 3.7%
209	Ciena Corporation(b)	17,725
101	F5, Inc.(b)	25,399
178	Jabil, Inc.	25,614
578	Juniper Networks, Inc.(a)	21,646
475	Pure Storage, Inc., Class A(b)	29,179
134	TD SYNNEX Corporation	15,716
243	Western Digital Corporation(a),(b)	14,490
73	Zebra Technologies Corporation, Class A(b)	28,194
		177,963
	TECHNOLOGY SERVICES - 3.8%
128	Affirm Holdings, Inc.(b)	7,795
152	Booz Allen Hamilton Holding Corporation	19,562
31	CACI International, Inc., Class A(b)	12,526
18	Corpay, Inc.(b)	6,091
73	EPAM Systems, Inc.(b)	17,069
12	FactSet Research Systems, Inc.	5,763
103	Jack Henry & Associates, Inc.(a)	18,056
181	Leidos Holdings, Inc.	26,075
43	MarketAxess Holdings, Inc.	9,720
51	Morningstar, Inc.	17,175
486	Toast, Inc., Class A(b)	17,715
249	TransUnion	23,085
		180,632
	TRANSPORTATION & LOGISTICS - 3.4%
162	CH Robinson Worldwide, Inc.	16,738
238	Expeditors International of Washington, Inc.	26,363

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	TRANSPORTATION & LOGISTICS - 3.4% (Continued)
168	JB Hunt Transport Services, Inc.	$28,671
190	Knight-Swift Transportation Holdings, Inc.	10,078
24	Saia, Inc.(a),(b)	10,938
1,375	Southwest Airlines Company(a)	46,227
166	XPO, Inc.(b)	21,771
		160,786
	TRANSPORTATION EQUIPMENT - 0.3%
149	Allison Transmission Holdings, Inc.	16,101

	WHOLESALE - CONSUMER STAPLES - 1.1%
378	Performance Food Group Company(b)	31,960
323	US Foods Holding Corporation(b)	21,789
		53,749
	WHOLESALE - DISCRETIONARY - 0.8%
459	LKQ Corporation	16,868
56	Pool Corporation(a)	19,093
		35,961

	TOTAL COMMON STOCKS (Cost $4,347,695)	4,749,297

	RIGHTS — 0.0%(c)
	BIOTECHNOLOGY & PHARMACEUTICALS - 0.0%(c)
1	Bristol-Myers Squibb Company(b),(d)	1

	MEDICAL EQUIPMENT & DEVICES - 0.0%(c)
7	ABIOMED, Inc. - CVR(b),(d)	7

	TOTAL RIGHTS (Cost $8)	8

	SHORT-TERM INVESTMENTS — 18.6%
	COLLATERAL FOR SECURITIES LOANED — 18.2%
867,753	Mount Vernon Liquid Assets Portfolio, 4.51%(e),(f)	867,753

See accompanying notes to financial statements.

ACCLIVITY MID CAP MULTI-STYLE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 18.6% (Continued)
	MONEY MARKET FUND - 0.4%
17,904	First American Treasury Obligations Fund, Class X, 4.40%(e)	$17,904

	TOTAL SHORT-TERM INVESTMENTS (Cost $885,657)	885,657

	TOTAL INVESTMENTS - 118.5% (Cost $5,233,360)	$5,634,962
	LIABILITIES IN EXCESS OF OTHER ASSETS - (18.5)%	(878,970)
	NET ASSETS - 100.0%	$4,755,992

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2024 was $850,535.

(b)	Non-income producing security.

(c)	Amount represents less than 0.05%.

(d)	Fair value was determined using significant unobservable inputs. See Note 2.

(e)	Rate disclosed is the seven day effective yield as of December 31, 2024.

(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2024 is $867,753.

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5%
	AEROSPACE & DEFENSE - 0.5%
666	AAR Corporation(a)	$40,813
678	Barnes Group, Inc.	32,042
284	Huntington Ingalls Industries, Inc.	53,667
1,685	Mercury Systems, Inc.(a)	70,770
71	National Presto Industries, Inc.	6,988
		204,280
	APPAREL & TEXTILE PRODUCTS - 0.9%
1,005	Movado Group, Inc.	19,778
403	Oxford Industries, Inc.	31,748
1,668	PVH Corporation(b)	176,391
149	Tandy Leather Factory, Inc.(a)	708
11,027	Under Armour, Inc., Class A(a)	91,304
784	Weyco Group, Inc.	29,439
		349,368
	ASSET MANAGEMENT - 0.5%
3,116	Cannae Holdings, Inc.	61,884
39	Hennessy Advisors, Inc.	492
2,600	Medallion Financial Corporation	24,414
1,654	ODP Corporation (The)(a)	37,612
1,107	Oppenheimer Holdings, Inc., Class A	70,948
		195,350
	AUTOMOTIVE - 2.4%
3,076	American Axle & Manufacturing Holdings, Inc.(a)	17,933
7,394	BorgWarner, Inc.	235,055
7,473	Dana, Inc.	86,388
783	Gentherm, Inc.(a)	31,261
14,860	Goodyear Tire & Rubber Company (The)(a)	133,740
5,926	Harley-Davidson, Inc.(b)	178,550
1,228	Lear Corporation	116,292
712	Miller Industries, Inc.	46,536
876	Standard Motor Products, Inc.	27,139
290	Visteon Corporation(a),(b)	25,729
		898,623

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	BANKING - 12.6%
2,795	Ameris Bancorp	$174,883
1,120	Bank OZK	49,874
845	BankFinancial Corporation	10,727
1,017	Banner Corporation	67,905
512	BayCom Corporation	13,742
1,268	Berkshire Hills Bancorp, Inc.	36,049
2,014	Byline Bancorp, Inc.	58,406
443	C&F Financial Corporation	31,564
3,695	Cadence Bank	127,293
981	Cathay General Bancorp	46,705
965	Central Pacific Financial Corporation	28,033
649	CNB Financial Corporation	16,134
378	Colony Bankcorp, Inc.	6,101
2,822	Comerica, Inc.	174,541
837	Community Trust Bancorp, Inc.	44,386
1,535	Customers Bancorp, Inc.(a)	74,724
3,194	CVB Financial Corporation	68,384
166	Eagle Bancorp Montana, Inc.	2,545
5,992	Eastern Bankshares, Inc.	103,362
1,162	Enterprise Financial Services Corporation	65,537
1,287	Financial Institutions, Inc.	35,122
1,364	First Bancorp	59,975
1,594	First Bancshares, Inc. (The)	55,790
1,625	First Busey Corporation	38,301
3,809	First Commonwealth Financial Corporation	64,448
3,409	First Financial Bancorp	91,634
563	First Financial Corporation	26,005
3,781	First Hawaiian, Inc.(b)	98,117
7,273	First Horizon Corporation	146,478
3,701	First Interstate BancSystem, Inc., Class A	120,171
2,371	First Merchants Corporation	94,579
691	First Mid Bancshares, Inc.	25,443
10,111	FNB Corporation	149,441
196	FS Bancorp, Inc.	8,048

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	BANKING - 12.6% (Continued)
3,174	Hancock Whitney Corporation	$173,681
1,078	Hanmi Financial Corporation	25,462
359	Heartland Financial USA, Inc.	22,008
2,595	Heritage Commerce Corporation	24,341
1,426	Heritage Financial Corporation	34,937
2,151	Hilltop Holdings, Inc.	61,583
290	Home Bancorp, Inc.	13,401
739	HomeTrust Bancshares, Inc.	24,890
2,236	Independent Bank Corporation	143,529
739	Independent Bank Corporation	25,739
828	Midland States Bancorp, Inc.	20,203
1,053	National Bank Holdings Corporation, Class A	45,342
5,135	Northwest Bancshares, Inc.	67,731
1,487	OceanFirst Financial Corporation	26,915
3,799	Old National Bancorp	82,457
6	Old Point Financial Corporation	156
3,280	Old Second Bancorp, Inc.	58,318
4,121	Pacific Premier Bancorp, Inc.	102,695
1,935	Peoples Bancorp, Inc.	61,320
1,736	Premier Financial Corporation	44,390
2,883	Prosperity Bancshares, Inc.	217,234
2,249	Renasant Corporation(b)	80,402
674	Republic Bancorp, Inc., Class A	47,092
3,100	Republic First Bancorp, Inc.(a)	1
1,536	S&T Bancorp, Inc.	58,706
394	SB Financial Group, Inc.	8,239
2,299	Seacoast Banking Corporation of Florida	63,291
240	Sierra Bancorp	6,941
748	SouthState Corporation	74,411
2,035	Stellar Bancorp, Inc.	57,692
2,278	Towne Bank	77,589
574	TriCompany Bancshares	25,084
783	TrustCompany Bank Corp NY	26,082
2,033	Trustmark Corporation	71,907

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	BANKING - 12.6% (Continued)
172	United Bancshares, Inc.	$5,332
3,952	United Bankshares, Inc.	148,398
3,336	United Community Banks, Inc.(b)	107,786
420	United Security Bancshares	4,242
507	Unity Bancorp, Inc.	22,110
1,212	Univest Financial Corporation	35,766
5,465	Valley National Bancorp(b)	49,513
2,640	Webster Financial Corporation	145,781
2,503	WesBanco, Inc.(b)	81,448
2,406	WSFS Financial Corporation	127,831
		4,816,423
	BEVERAGES - 0.1%
555	MGP Ingredients, Inc.	21,850

	BIOTECHNOLOGY & PHARMACEUTICALS - 2.4%
1,326	Amphastar Pharmaceuticals, Inc.(a),(b)	49,234
1,019	ANI Pharmaceuticals, Inc.(a)	56,330
4,203	Arcus Biosciences, Inc.(a)	62,583
1,745	Arvinas, Inc.(a)	33,452
2,521	Certara, Inc.(a)	26,849
19,508	Elanco Animal Health, Inc.(a)	236,242
1,256	Harmony Biosciences Holdings, Inc.(a)	43,219
1,822	Innoviva, Inc.(a)	31,612
3,254	iTeos Therapeutics, Inc.(a)	24,991
346	Ligand Pharmaceuticals, Inc.(a),(b)	37,074
6,813	Organogenesis Holdings, Inc.(a)	21,802
2,030	Pacira BioSciences, Inc.(a)	38,245
1,683	Prestige Consumer Healthcare, Inc.(a),(b)	131,425
1,822	Supernus Pharmaceuticals, Inc.(a),(b)	65,883
2,993	Vanda Pharmaceuticals, Inc.(a)	14,336
4,433	Vir Biotechnology, Inc.(a)	32,538
		905,815
	CABLE & SATELLITE - 0.3%
304	Cable One, Inc.(b)	110,084

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	CABLE & SATELLITE - 0.3% (Continued)
4,483	WideOpenWest, Inc.(a)	$22,236
		132,320
	CHEMICALS - 3.1%
1,362	AdvanSix, Inc.	38,803
905	Ashland, Inc.	64,671
1,805	Avient Corporation	73,752
2,501	Celanese Corporation	173,094
3,877	Ecovyst, Inc.(a)	29,620
3,328	FMC Corporation	161,774
2,768	Huntsman Corporation	49,907
750	Intrepid Potash, Inc.(a)	16,440
1,203	Koppers Holdings, Inc.	38,977
1,228	Mativ Holdings, Inc.	13,385
1,208	Minerals Technologies, Inc.	92,062
7,668	Mosaic Company (The)	188,480
6,115	Perimeter Solutions, Inc.(a)	78,150
313	Quaker Chemical Corporation	44,058
3,654	Rayonier Advanced Materials, Inc.(a)	30,146
285	Rogers Corporation(a)	28,959
684	Stepan Company	44,255
		1,166,533
	COMMERCIAL SUPPORT SERVICES - 3.8%
3,504	ABM Industries, Inc.	179,335
31,906	ADT, Inc.	220,470
21,569	Advantage Solutions, Inc.(a)	62,981
12,330	Alight, Inc., Class A	85,324
1,213	AMN Healthcare Services, Inc.(a)	29,015
963	ASGN, Inc.(a)	80,256
252	BGSF, Inc.	1,320
7,511	BrightView Holdings, Inc.(a)	120,101
3,896	CoreCivic, Inc.(a)	84,699
1,303	Deluxe Corporation	29,435
2,968	Enviri Corporation(a)	22,854
6,178	GEO Group, Inc. (The)(a),(b)	172,860

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	COMMERCIAL SUPPORT SERVICES - 3.8% (Continued)
897	Heidrick & Struggles International, Inc.	$39,746
1,773	Kelly Services, Inc., Class A	24,716
1,764	Korn Ferry(b)	118,982
1,408	ManpowerGroup, Inc.	81,270
520	UniFirst Corporation	88,967
504	V2X, Inc.(a)	24,106
		1,466,437
	CONSTRUCTION MATERIALS - 0.5%
2,871	Concrete Pumping Holdings, Inc.(a)	19,121
6,138	MDU Resources Group, Inc.	110,607
1,557	Summit Materials, Inc., Class A(a)	78,784
		208,512
	CONSUMER SERVICES - 0.8%
1,934	American Public Education, Inc.(a)	41,716
132	Graham Holdings Company, Class B	115,093
713	Matthews International Corporation, Class A	19,736
3,400	Perdoceo Education Corporation	89,998
333	Strategic Education, Inc.	31,109
		297,652
	CONTAINERS & PACKAGING - 0.8%
1,380	Greif, Inc., Class A	84,346
5,034	O-I Glass, Inc.(a)	54,568
7,129	Pactiv Evergreen, Inc.	124,544
1,029	TriMas Corporation	25,303
		288,761
	ELECTRICAL EQUIPMENT - 1.5%
408	Advanced Energy Industries, Inc.(b)	47,177
695	Atkore, Inc.	57,998
851	Belden, Inc.	95,831
3,777	Hayward Holdings, Inc.(a)	57,750
676	Kimball Electronics, Inc.(a)	12,661
575	Littelfuse, Inc.	135,499
3,564	Mirion Technologies, Inc.(a)	62,192
581	OSI Systems, Inc.(a),(b)	97,277

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	ELECTRICAL EQUIPMENT - 1.5% (Continued)
195	Preformed Line Products Company	$24,919
		591,304
	ENGINEERING & CONSTRUCTION - 0.7%
796	Arcosa, Inc.	77,005
3,307	Great Lakes Dredge & Dock Corporation(a)	37,336
476	MasTec, Inc.(a)	64,803
1,648	Mistras Group, Inc.(a)	14,931
1,848	NV5 Global, Inc.(a)	34,816
1,007	Tutor Perini Corporation(a)	24,369
		253,260
	ENTERTAINMENT CONTENT - 1.1%
4,841	AMC Networks, Inc., Class A(a)	47,926
34,328	Paramount Global, Class B(b)	359,071
		406,997
	FOOD - 1.5%
4,026	B&G Foods, Inc.	27,739
3,878	Darling Ingredients, Inc.(a),(b)	130,650
2,707	Hain Celestial Group, Inc. (The)(a)	16,648
1,847	Post Holdings, Inc.(a)	211,408
30	Seaboard Corporation	72,890
578	Simply Good Foods Company (The)(a)	22,530
1,156	TreeHouse Foods, Inc.(a)	40,610
907	USANA Health Sciences, Inc.(a)	32,552
		555,027
	FORESTRY, PAPER & WOOD PRODUCTS - 0.5%
722	Boise Cascade Company	85,817
914	UFP Industries, Inc.	102,962
		188,779
	HEALTH CARE FACILITIES & SERVICES - 2.1%
3,543	Acadia Healthcare Company, Inc.(a)	140,480
138	Addus HomeCare Corporation(a)	17,298
688	Amedisys, Inc.(a),(b)	62,464
863	National HealthCare Corporation	92,824
2,143	Option Care Health, Inc.(a)	49,718

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.1% (Continued)
3,147	Owens & Minor, Inc.(a)	$41,131
3,469	Patterson Companies, Inc.(b)	107,053
4,302	Pediatrix Medical Group, Inc.(a)	56,442
2,438	Premier, Inc., Class A(b)	51,686
4,321	Select Medical Holdings Corporation	81,451
8,082	Teladoc Health, Inc.(a)	73,465
308	US Physical Therapy, Inc.	27,323
		801,335
	HOME & OFFICE PRODUCTS - 1.4%
11,166	ACCO Brands Corporation	58,621
200	Kewaunee Scientific Corporation(a)	12,374
3,212	MillerKnoll, Inc.	72,559
16,321	Newell Brands, Inc.(b)	162,557
7,024	Steelcase, Inc., Class A	83,024
1,170	Whirlpool Corporation(b)	133,942
		523,077
	HOME CONSTRUCTION - 5.1%
812	American Woodmark Corporation(a)	64,578
3,076	Beazer Homes USA, Inc.(a)	84,467
1,926	Century Communities, Inc.	141,291
3,459	Forestar Group, Inc.(a)	89,657
1,420	Green Brick Partners, Inc.(a)	80,216
256	Hovnanian Enterprises, Inc., Class A(a)	34,258
2,201	JELD-WEN Holding, Inc.(a)	18,026
3,571	KB Home(b)	234,686
426	LGI Homes, Inc.(a)	38,085
1,388	M/I Homes, Inc.(a)	184,535
1,657	Meritage Homes Corporation	254,880
1,973	Mohawk Industries, Inc.(a)	235,044
5,296	Taylor Morrison Home Corporation(a)	324,168
4,878	Tri Pointe Homes, Inc.(a)	176,876
		1,960,767
	HOUSEHOLD PRODUCTS - 0.6%
2,504	Central Garden & Pet Company, Class A(a)	82,757

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	HOUSEHOLD PRODUCTS - 0.6% (Continued)
313	Crown Crafts, Inc. ARS	$1,402
1,843	Edgewell Personal Care Company	61,925
1,636	Quanex Building Products Corporation(b)	39,657
685	Spectrum Brands Holdings, Inc.	57,876
		243,617
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.1%
251	Core Molding Technologies, Inc.(a)	4,152
189	Eastern Company (The)	5,016
330	Enpro, Inc.	56,908
564	Gibraltar Industries, Inc.(a)	33,220
6,714	Hillman Solutions Corporation(a)	65,394
466	Insteel Industries, Inc.	12,587
388	Mueller Industries, Inc.	30,792
788	Park-Ohio Holdings Corporation	20,701
1,276	Proto Labs, Inc.(a)	49,879
2,069	Timken Company (The)	147,664
		426,313
	INDUSTRIAL SUPPORT SERVICES - 1.0%
638	DXP Enterprises, Inc.(a)	52,711
6,638	Resideo Technologies, Inc.(a)	153,006
2,189	Titan Machinery, Inc.(a)	30,931
811	WESCO International, Inc.	146,759
		383,407
	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
2,047	Virtu Financial, Inc., Class A	73,037

	INSURANCE - 4.5%
4,775	Brighthouse Financial, Inc.(a)	229,391
5,551	Citizens, Inc.(a)	22,260
2,063	Donegal Group, Inc., Class A	31,915
1,882	Employers Holdings, Inc.	96,415
36,886	Genworth Financial, Inc.(a)	257,833
1,716	Global Indemnity Group, LLC	61,776
2,324	Heritage Insurance Holdings, Inc.(a)	28,120

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	INSURANCE - 4.5% (Continued)
2,186	Horace Mann Educators Corporation	$85,757
4,167	Jackson Financial, Inc., Class A	362,862
6,248	ProAssurance Corporation(a)	99,406
9,841	Radian Group, Inc.(b)	312,157
2,714	Security National Financial Corporation, Class A(a)	32,649
246	Unico American Corporation(a)	16
2,961	United Fire Group, Inc.	84,240
		1,704,797
	INTERNET MEDIA & SERVICES - 0.4%
6,374	GoodRx Holdings, Inc.(a)	29,639
2,992	IAC, Inc.(a)	129,075
		158,714
	LEISURE FACILITIES & SERVICES - 2.2%
10	Ark Restaurants Corporation	110
3,021	Bally’s Corporation(a)	54,046
128	Biglari Holdings, Inc.(a)	32,549
6,123	Caesars Entertainment, Inc.(a),(b)	204,631
1,994	El Pollo Loco Holdings, Inc.(a)	23,011
1,106	Golden Entertainment, Inc.	34,950
834	Good Times Restaurants, Inc.(a)	2,160
2,997	Hilton Grand Vacations, Inc.(a)	116,733
2,641	Marcus Corporation (The)	56,781
1,390	Marriott Vacations Worldwide Corporation	124,822
5,299	Penn Entertainment, Inc.(a)	105,026
1,929	Portillo’s, Inc.(a),(b)	18,133
419	RCI Hospitality Holdings, Inc.	24,080
1,458	Sphere Entertainment Company(a)	58,786
		855,818
	LEISURE PRODUCTS - 1.0%
481	Escalade, Inc.	6,869
712	Fox Factory Holding Corporation(a)	21,552
636	LCI Industries	65,756
1,747	Thor Industries, Inc.(b)	167,205
12,211	Topgolf Callaway Brands Corporation(a),(b)	95,978

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	LEISURE PRODUCTS - 1.0% (Continued)
824	Winnebago Industries, Inc.(b)	$39,371
		396,731
	MACHINERY - 3.3%
1,938	AGCO Corporation(b)	181,164
145	Alamo Group, Inc.	26,957
496	Albany International Corporation, Class A	39,665
1,165	Columbus McKinnon Corporation	43,385
1,377	Enovis Corporation(a)	60,423
713	Helios Technologies, Inc.	31,828
3,433	Hillenbrand, Inc.	105,668
761	John Bean Technologies Corporation(b)	96,723
3,688	Kennametal, Inc.(b)	88,586
2,227	Manitowoc Company, Inc. (The)(a)	20,332
1,181	Middleby Corporation (The)(a),(b)	159,966
2,126	Oshkosh Corporation	202,119
4,763	Ranpak Holdings Corporation(a)	32,769
420	Tennant Company	34,243
2,365	Terex Corporation	109,310
3,678	Titan International, Inc.(a)	24,974
		1,258,112
	MEDICAL EQUIPMENT & DEVICES - 2.6%
2,410	AngioDynamics, Inc.(a)	22,076
1,437	Avanos Medical, Inc.(a)	22,877
562	Bio-Rad Laboratories, Inc., Class A(a)	184,623
1,025	Castle Biosciences, Inc.(a)	27,316
586	CONMED Corporation	40,106
4,964	DENTSPLY SIRONA, Inc.	94,217
4,589	Envista Holdings Corporation(a)	88,522
811	FONAR Corporation(a)	12,278
500	ICU Medical, Inc.(a)	77,585
1,089	Integra LifeSciences Holdings Corporation(a)	24,698
4,636	Neogen Corporation(a)	56,281
4,326	OraSure Technologies, Inc.(a)	15,617
2,846	QuidelOrtho Corporation(a)	126,789

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.6% (Continued)
873	Teleflex, Inc.	$155,377
60	Utah Medical Products, Inc.	3,688
1,722	Varex Imaging Corporation(a)	25,124
		977,174
	METALS & MINING - 1.5%
1,232	Alcoa Corporation	46,545
128	Arch Resources, Inc.	18,076
6,520	Cleveland-Cliffs, Inc.(a)	61,288
11,471	Hecla Mining Company	56,323
517	Kaiser Aluminum Corporation	36,329
7,184	Peabody Energy Corporation(b)	150,433
2,172	Ramaco Resources, Inc., Class A	22,285
1	Ramaco Resources, Inc., Class B	10
3,033	SunCoke Energy, Inc.	32,453
2,503	Warrior Met Coal, Inc.	135,763
		559,505
	OIL & GAS PRODUCERS - 5.7%
3,775	Amplify Energy Corporation(a)	22,650
1,384	Antero Resources Corporation(a)	48,509
7,401	Berry Corporation	30,566
2,070	Chord Energy Corporation	242,024
6,433	Civitas Resources, Inc.(b)	295,082
3,118	CNX Resources Corporation(a),(b)	114,337
10,076	Crescent Energy Company, Class A(b)	147,210
396	Gulfport Energy Corporation(a)	72,943
10,022	HF Sinclair Corporation	351,271
6,130	HighPeak Energy, Inc.(b)	90,111
7,538	Murphy Oil Corporation	228,100
3,960	Par Pacific Holdings, Inc.(a)	64,904
724	PBF Energy, Inc., Class A	19,222
801	Riley Exploration Permian, Inc.	25,568
1,833	SandRidge Energy, Inc.	21,465
4,559	SM Energy Company(b)	176,707
9,273	VAALCO Energy, Inc.	40,523

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	OIL & GAS PRODUCERS - 5.7% (Continued)
1,689	Vital Energy, Inc.(a)	$52,224
4,003	World Kinect Corporation(b)	110,123
		2,153,539
	OIL & GAS SERVICES & EQUIPMENT - 1.7%
1,465	DMC Global, Inc.(a)	10,768
4,834	DNOW, Inc.(a)	62,890
3,771	Helix Energy Solutions Group, Inc.(a)	35,146
3,328	Helmerich & Payne, Inc.	106,563
2,832	MRC Global, Inc.(a)	36,193
12,632	NOV, Inc.(b)	184,427
9,073	Patterson-UTI Energy, Inc.(b)	74,943
8,404	ProPetro Holding Corporation(a)	78,409
1,989	Ranger Energy Services, Inc.	30,790
2,244	RPC, Inc.	13,329
		633,458
	PUBLISHING & BROADCASTING - 0.5%
11,313	Gray Television, Inc.	35,636
8,315	TEGNA, Inc.	152,081
		187,717
	REAL ESTATE OWNERS & DEVELOPERS - 0.6%
3,755	Five Point Holdings, LLC(a)	14,194
2,255	Howard Hughes Holdings, Inc.(a)	173,455
1,167	Legacy Housing Corporation(a)	28,801
		216,450
	REAL ESTATE SERVICES - 0.1%
16,204	Anywhere Real Estate, Inc.(a)	53,473

	RENEWABLE ENERGY - 0.3%
1,237	EnerSys	114,336

	RETAIL - CONSUMER STAPLES - 0.7%
1,554	Ingles Markets, Inc., Class A	100,140
342	PriceSmart, Inc.	31,522
1,114	SpartanNash Company	20,409

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	RETAIL - CONSUMER STAPLES - 0.7% (Continued)
1,480	Village Super Market, Inc., Class A	$47,197
3,477	Walgreens Boots Alliance, Inc.(b)	32,440
772	Weis Markets, Inc.	52,280
		283,988
	RETAIL - DISCRETIONARY - 6.2%
2,371	Academy Sports & Outdoors, Inc.(b)	136,404
2,289	Advance Auto Parts, Inc.(b)	108,247
3,145	American Eagle Outfitters, Inc.	52,427
825	Asbury Automotive Group, Inc.(a),(b)	200,500
387	BlueLinx Holdings, Inc.(a)	39,536
814	Caleres, Inc.(b)	18,852
1,897	Driven Brands Holdings, Inc.(a)	30,618
715	Ethan Allen Interiors, Inc.	20,099
6,319	Foot Locker, Inc.(a)	137,501
763	GMS, Inc.(a),(b)	64,725
631	Group 1 Automotive, Inc.(b)	265,954
2,066	Guess?, Inc.(b)	29,048
9,642	Kohl’s Corporation	135,374
1,803	La -Z-Boy, Inc.	78,557
729	Lithia Motors, Inc.(b)	260,566
9,465	Macy’s, Inc.	160,242
3,345	MarineMax, Inc.(a)	96,838
7,687	Mister Car Wash, Inc.(a)	56,038
1,537	Monro, Inc.	38,118
2,139	National Vision Holdings, Inc.(a)	22,288
2,660	Rush Enterprises, Inc., Class A	145,741
1,479	Sally Beauty Holdings, Inc.(a)	15,456
1,068	Shoe Carnival, Inc.	35,329
902	Sonic Automotive, Inc., Class A(b)	57,142
3,124	Urban Outfitters, Inc.(a)	171,445
		2,377,045
	SEMICONDUCTORS - 3.2%
401	ACM Research, Inc., Class A(a)	6,055
4,621	Amkor Technology, Inc.	118,713

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	SEMICONDUCTORS - 3.2% (Continued)
400	Axcelis Technologies, Inc.(a)	$27,948
1,034	CEVA, Inc.(a)	32,623
1,940	Cirrus Logic, Inc.(a)	193,185
499	CTS Corporation(b)	26,312
1,178	Diodes, Inc.(a)	72,647
1,115	FormFactor, Inc.(a),(b)	49,060
982	IPG Photonics Corporation(a)	71,411
880	Kulicke & Soffa Industries, Inc.	41,061
1,480	MaxLinear, Inc., A(a)	29,274
1,635	MKS Instruments, Inc.	170,678
2,964	Photronics, Inc.(a)	69,832
1,520	Qorvo, Inc.(a)	106,294
24	Richardson Electronics Ltd.	337
889	Synaptics, Inc.(a)	67,848
147	Trio-Tech International(a)	854
819	Ultra Clean Holdings, Inc.(a)	29,443
450	Veeco Instruments, Inc.(a)	12,060
4,824	Vishay Intertechnology, Inc.(b)	81,719
		1,207,354
	SOFTWARE - 1.5%
2,303	Adeia, Inc.	32,196
1,799	Bandwidth, Inc., Class A(a)	30,619
5,938	Bumble, Inc., Class A(a)	48,335
622	Digi International, Inc.(a)	18,803
7,465	E2open Parent Holdings, Inc.(a)	19,857
2,791	Mitek Systems, Inc.(a)	31,064
816	Omnicell, Inc.(a)	36,328
926	OneSpan, Inc.(a)	17,168
6,345	SolarWinds Corporation	90,416
4,325	Unity Software, Inc.(a)	97,183
3,974	Veradigm, Inc.(a)	38,746
1,046	Verint Systems, Inc.(a)	28,713
1,349	Ziff Davis, Inc.(a)	73,305
		562,733

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	SPECIALTY FINANCE - 3.7%
4,735	Air Lease Corporation(b)	$228,274
5,363	Bread Financial Holdings, Inc.	327,465
1,378	Encore Capital Group, Inc.(a),(b)	65,827
6,464	EZCORP, Inc., Class A(a),(b)	78,990
1,836	First American Financial Corporation	114,640
381	GATX Corporation	59,040
10,832	MGIC Investment Corporation(b)	256,827
1,278	Navient Corporation	16,984
3,386	PRA Group, Inc.(a)	70,733
1,368	Regional Management Corporation	46,485
627	Willis Lease Finance Corporation	130,134
		1,395,399
	STEEL - 0.6%
3,961	Commercial Metals Company	196,465
1,260	Olympic Steel, Inc.	41,341
		237,806
	TECHNOLOGY HARDWARE - 3.7%
1,437	Arrow Electronics, Inc.(a)	162,553
2,024	Avnet, Inc.	105,896
1,497	Benchmark Electronics, Inc.	67,964
1,803	Ciena Corporation(a)	152,912
2,161	Dolby Laboratories, Inc., Class A	168,774
3,907	Harmonic, Inc.(a)	51,690
2,599	Knowles Corporation(a)	51,798
1,217	NETGEAR, Inc.(a)	33,918
3,170	NetScout Systems, Inc.(a)	68,662
756	Plexus Corporation(a),(b)	118,299
8,952	Ribbon Communications, Inc.(a)	37,240
1,700	Sanmina Corporation(a)	128,639
3,162	TTM Technologies, Inc.(a)	78,260
3,981	ViaSat, Inc.(a)	33,878
5,355	Viavi Solutions, Inc.(a)	54,086
9,537	Xerox Holdings Corporation(b)	80,397
		1,394,966

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	TECHNOLOGY SERVICES - 1.9%
11,618	Conduent, Inc.(a)	$46,937
17,494	Dun & Bradstreet Holdings, Inc.(b)	217,975
9,505	DXC Technology Company(a)	189,910
414	ICF International, Inc.	49,353
549	Insight Enterprises, Inc.(a)	83,503
430	LiveRamp Holdings, Inc.(a)	13,059
1,054	MAXIMUS, Inc.	78,681
4,841	Repay Holdings Corporation(a)	36,937
		716,355
	TELECOMMUNICATIONS - 1.5%
1,153	ATN International, Inc.	19,382
372	KVH Industries, Inc.(a)	2,121
6,081	Telephone and Data Systems, Inc.	207,423
5,299	United States Cellular Corporation(a),(b)	332,353
		561,279
	TOBACCO & CANNABIS - 0.1%
820	Universal Corporation	44,969

	TRANSPORTATION & LOGISTICS - 4.5%
5,001	Air Transport Services Group, Inc.(a)	109,922
4,814	Alaska Air Group, Inc.(a)	311,707
683	Allegiant Travel Company(b)	64,284
597	ArcBest Corporation(b)	55,712
2,138	Bristow Group, Inc.(a)	73,333
517	Covenant Logistics Group, Inc.	28,182
1,014	Heartland Express, Inc.	11,377
1,553	Hub Group, Inc., Class A	69,202
27,147	JetBlue Airways Corporation(a),(b)	213,375
2,068	Knight-Swift Transportation Holdings, Inc.(b)	109,687
917	Marten Transport Ltd.	14,314
1,148	Matson, Inc.(b)	154,796
1,558	Ryder System, Inc.	244,388
3,348	Schneider National, Inc., Class B	98,029
3,203	Sun Country Airlines Holdings, Inc.(a)	46,700

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 99.5% (Continued)
	TRANSPORTATION & LOGISTICS - 4.5% (Continued)
1,171	Universal Logistics Holdings, Inc.	$53,796
1,308	Werner Enterprises, Inc.	46,983
		1,705,787
	TRANSPORTATION EQUIPMENT - 0.3%
1,611	Greenbrier Companies, Inc. (The)	98,255

	WHOLESALE - CONSUMER STAPLES - 0.8%
1,737	Andersons, Inc. (The)	70,383
1,715	Grocery Outlet Holding Corporation(a),(b)	26,771
7,008	United Natural Foods, Inc.(a),(b)	191,389
		288,543
	WHOLESALE - DISCRETIONARY - 0.9%
104	Acme United Corporation	3,882
866	ePlus, Inc.(a),(b)	63,980
2,011	G-III Apparel Group Ltd.(a)	65,599
4,762	OPENLANE, Inc.(a)	94,478
904	PC Connection, Inc.	62,620
1,272	ScanSource, Inc.(a)	60,357
		350,916

	TOTAL COMMON STOCKS (Cost $35,118,545)	37,854,063

	RIGHTS — 0.0%(c)
	FORESTRY, PAPER & WOOD PRODUCTS - 0.0%(c)
3,718	Resolute Forest Products, Inc. - CVR(a),(d)	5,280

	RENEWABLE ENERGY - 0.0%(c)
2	Pineapple Energy, Inc.(a),(d)	3

	TOTAL RIGHTS (Cost $5,279)	5,283

See accompanying notes to financial statements.

ACCLIVITY SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 21.8%
	COLLATERAL FOR SECURITIES LOANED — 21.0%
8,016,714	Mount Vernon Liquid Assets Portfolio, 4.51%(e),(f)	$8,016,714

	MONEY MARKET FUNDS - 0.8%
301,918	First American Treasury Obligations Fund, Class X, 4.40%(e)	301,918

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,318,632)	8,318,632

	TOTAL INVESTMENTS - 121.3% (Cost $43,442,456)	$46,177,978
	LIABILITIES IN EXCESS OF OTHER ASSETS - (21.3)%	(8,124,284)
	NET ASSETS - 100.0%	$38,053,694

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2024 was $7,846,372.

(c)	Amount represents less than 0.05%.

(d)	Fair value was determined using significant unobservable inputs. See Note 2.

(e)	Rate disclosed is the seven day effective yield as of December 31, 2024.

(f)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2024 is $8,016,714.

See accompanying notes to financial statements.

Acclivity Funds
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2024

	Acclivity Mid Cap		Acclivity Small Cap
	Multi-Style Fund		Value Fund
ASSETS
Investment securities:
At cost	$5,233,360		$43,442,456
At value	$5,634,962		$46,177,978
Receivable for investments sold	—		84,080
Receivable for Fund shares sold	—		9,862
Receivable for securities lending income	112		1,279
Dividends and interest receivable	3,025		39,800
Receivable due from Adviser	13,143		13,878
Prepaid expenses and other assets	2,779		19,389
TOTAL ASSETS	5,654,021		46,346,266

LIABILITIES
Collateral on securities loaned (see note 4)	867,753		8,016,714
Payable for investments purchased	—		249,671
Payable for Fund shares redeemed	—		5,094
Distribution (12b-1) fees payable	—		3
Payable to related parties	11,670		7,875
Accrued expenses and other liabilities	18,606		13,215
TOTAL LIABILITIES	898,029		8,292,572
NET ASSETS	$4,755,992		$38,053,694

Net Assets Consist Of:
Paid in capital	$4,283,578		$34,639,108
Accumulated earnings	472,414		3,414,586
NET ASSETS	$4,755,992		$38,053,694

Net Asset Value Per Share:
Class I Shares:
Net Assets	$4,755,975		$38,039,737
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	313,291		2,063,301
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$15.18		$18.44

Class N Shares:
Net Assets	$17		$13,957
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1		747
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$15.18	(a)	$18.68

(a)	Net asset value may not recalculate due to the rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.

Acclivity Funds
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2024

	Acclivity Mid Cap	Acclivity Small Cap
	Multi-Style Fund	Value Fund

INVESTMENT INCOME
Dividends	$47,464	$562,695
Interest	1,584	9,766
Securities Lending - Net of fees	811	9,583
TOTAL INVESTMENT INCOME	49,859	582,044

EXPENSES
Investment advisory fees	11,877	134,704
Distribution (12b-1) fees:
Class N	—	21
Administration fees	32,969	46,713
Transfer agent fees	23,965	30,989
Trustees’ fees	25,117	25,069
Legal fees	23,310	23,018
Audit fees	14,999	14,955
Registration fees	2,617	26,125
Shareholder reporting expense	5,394	9,237
Insurance expense	7,301	8,627
Compliance officer fees	5,843	8,405
Custody fees	5,827	8,282
Third party administrative servicing fees	6	13,248
Fund accounting fees	1,320	7,913
Other expenses	3,352	4,447
TOTAL EXPENSES	163,897	361,753

Less: Fees waived/reimbursed by the Adviser	(148,928)	(193,322)

NET EXPENSES	14,969	168,431
NET INVESTMENT INCOME	34,890	413,613

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain from investments	260,993	3,308,157
Net change in unrealized appreciation/(depreciation) on investments	207,501	(1,532,617)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	468,494	1,775,540

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$503,384	$2,189,153

See accompanying notes to financial statements.

Acclivity Mid Cap Multi-Style Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	December 31,	December 31,
	2024	2023
FROM OPERATIONS
Net investment income	$34,890	$9,379
Net realized gain/(loss) from investments	260,993	(31,895)
Net change in unrealized appreciation of investments	207,501	173,463
Net increase in net assets resulting from operations	503,384	150,947

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class I	(189,584)	(8,541)
Class N	(1)	(0	) ^
Net decrease in net assets from distributions to shareholders	(189,585)	(8,541)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	2,804,097	950,000
Net asset value of shares issued in reinvestment of distributions
Class I	189,584	8,541
Class N	1	—	^
Payments for shares redeemed
Class I	(115,890)	—
Net increase in net assets from shares of beneficial interest	2,877,792	958,541

TOTAL INCREASE IN NET ASSETS	3,191,591	1,100,947

NET ASSETS
Beginning of Year	1,564,401	463,454
End of Year	$4,755,992	$1,564,401

SHARE ACTIVITY - CLASS I
Shares sold	193,192	75,423
Shares reinvested	11,732	675
Shares redeemed	(7,385)	—
Net increase in shares of beneficial interest outstanding	197,539	76,098

SHARE ACTIVITY - CLASS N
Shares reinvested #	—	—
Net increase in shares of beneficial interest outstanding	—	—

^	Amount represents less than $0.50.

#	Amount represents less than 0.50 shares.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	December 31,	December 31,
	2024	2023
FROM OPERATIONS
Net investment income	$413,613	$269,591
Net realized gain from investments	3,308,157	222,890
Net change in unrealized appreciation/(depreciation) of investments	(1,532,617)	3,852,107
Net increase in net assets resulting from operations	2,189,153	4,344,588

DISTRIBUTIONS TO SHAREHOLDERS
Class I	(2,598,391)	(264,315)
Class N	(907)	(31)
Net decrease in net assets from distributions to shareholders	(2,599,298)	(264,346)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class I	20,082,504	13,062,929
Class N	7,470	5,200
Net asset value of shares issued in reinvestment of distributions
Class I	2,105,682	215,943
Class N	907	31
Payments for shares redeemed
Class I	(11,703,394)	(4,828,768)
Class N	—	(11,999)
Net increase in net assets from shares of beneficial interest	10,493,169	8,443,336

TOTAL INCREASE IN NET ASSETS	10,083,024	12,523,578

NET ASSETS
Beginning of Year	27,970,670	15,447,092
End of Year	$38,053,694	$27,970,670

SHARE ACTIVITY - CLASS I
Shares sold	1,064,458	786,115
Shares reinvested	107,763	12,763
Shares redeemed	(610,224)	(302,358)
Net increase in shares of beneficial interest outstanding	561,997	496,520

SHARE ACTIVITY - CLASS N
Shares sold	393	318
Shares reinvested	46	2
Shares redeemed	—	(702)
Net increase/(decrease) in shares of beneficial interest outstanding	439	(382)

See accompanying notes to financial statements.

Acclivity Mid Cap Multi-Style Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class I
	Year Ended	Year Ended		Year Ended	Year Ended		Period* Ended
	December 31,	December 31,		December 31,	December 31,		December 31,
	2024	2023		2022	2021		2020
Net asset value, beginning of year/period	$13.51	$11.69		$13.39	$11.04		$10.00
Activity from investment operations:
Net investment income (1)	0.15	0.15		0.17	0.13		0.10
Net realized and unrealized gain/(loss) on investments	2.17	1.75		(1.49)	2.40		0.94
Total from investment operations	2.32	1.90		(1.32)	2.53		1.04
Less distributions from:
Net investment income	(0.13)	(0.08)		(0.15)	(0.18)		—
Net realized gains	(0.52)	—		(0.23)	(0.00	) (8)	—
Total distributions	(0.65)	(0.08)		(0.38)	(0.18)		—
Net asset value, end of year/period	$15.18	$13.51		$11.69	$13.39		$11.04
Total return (2)	16.85%	16.32	% (9)	(9.95)%	22.93%		10.40	% (3)
Net assets, at end of year/period (000s)	$4,756	$1,564		$463	$296		$142
Ratio of gross expenses to average net assets (4)(5)	4.92%	19.15%		35.65%	53.69%		97.49	% (6)
Ratio of net expenses to average net assets (5)	0.44%	0.44%		0.44%	0.44%		0.47	% (6)
Ratio of net investment income to average net assets (5)(7)	1.03%	1.21%		1.38%	1.05%		1.07	% (6)
Portfolio turnover rate	100%	53%		27%	40%		47	% (3)

*	The inception date of the Acclivity Mid Cap Multi-Style Fund was December 31, 2019 and the Fund commenced operations on January 2, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Not annualized.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Does not include the expenses of other investment companies in which the Fund invests.

(6)	Annualized.

(7)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(8)	Amount represents less than $0.005 per share.

(9)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

See accompanying notes to financial statements.

Acclivity Mid Cap Multi-Style Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year/Period

	Class N
	Year Ended	Year Ended	Year Ended	Year Ended		Period* Ended
	December 31,	December 31,	December 31,	December 31,		December 31,
	2024	2023	2022	2021		2020
Net asset value, beginning of year/period	$13.52	$11.69	$13.39	$11.04		$10.00
Activity from investment operations:
Net investment income (1)	0.15	0.15	0.17	0.13		0.10
Net realized and unrealized gain/(loss) on investments	2.16	1.76	(1.49)	2.40		0.94
Total from investment operations	2.31	1.91	(1.32)	2.53		1.04
Less distributions from:
Net investment income	(0.13)	(0.08)	(0.15)	(0.18)		—
Net realized gains	(0.52)	—	(0.23)	(0.00	) (9)	—
Total distributions	(0.65)	(0.08)	(0.38)	(0.18)		—
Net asset value, end of year/period	$15.18	$13.52	$11.69	$13.39		$11.04
Total return (2)	16.77%	16.41%	(9.95)%	22.93%		10.40	% (3)
Net assets, at end of year/period (4)	$17	$14	$12	$14		$11
Ratio of gross expenses to average net assets (5)(6)	5.17%	19.40%	35.90%	53.94%		97.74	% (7)
Ratio of net expenses to average net assets (6)	0.69%	0.69%	0.69%	0.69%		0.72	% (7)
Ratio of net investment income to average net assets (6)(8)	0.78%	0.96%	1.13%	0.80%		0.82	% (7)
Portfolio turnover rate	100%	53%	27%	40%		47	% (3)

*	The inception date of the Acclivity Mid Cap Multi-Style Fund was December 31, 2019 and the Fund commenced operations on January 2, 2020.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year/period.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Not annualized.

(4)	Represents actual net assets.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Annualized.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

(9)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class I
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of year	$18.63	$15.36	$16.76	$12.39	$11.76
Activity from investment operations:
Net investment income (1)	0.23	0.23	0.22	0.25	0.21
Net realized and unrealized gain/(loss) on investments	0.90	3.23	(0.94)	4.53	0.67
Total from investment operations	1.13	3.46	(0.72)	4.78	0.88
Less distributions from:
Net investment income	(0.22)	(0.19)	(0.17)	(0.20)	(0.01)
Net realized gains	(1.10)	—	(0.51)	(0.21)	(0.24)
Total distributions	(1.32)	(0.19)	(0.68)	(0.41)	(0.25)
Net asset value, end of year	$18.44	$18.63	$15.36	$16.76	$12.39
Total return (2)	5.68%	22.62%	(4.38)%	38.60%	7.51%
Net assets, at end of year (000s)	$38,040	$27,965	$15,436	$10,648	$2,825
Ratio of gross expenses to average net assets (3)(4)	1.04%	1.57%	1.99%	3.63%	5.62%
Ratio of net expenses to average net assets (4)	0.48%	0.48%	0.48%	0.48%	0.54%
Ratio of net investment income to average net assets (4)(5)	1.20%	1.42%	1.38%	1.53%	2.12%
Portfolio turnover rate	96%	56%	59%	60%	65%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Acclivity Small Cap Value Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Year

	Class N
	Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	December 31,		December 31,		December 31,	December 31,	December 31,
	2024		2023		2022	2021	2020
Net asset value, beginning of year	$18.87		$15.52		$16.91	$12.37	$11.75
Activity from investment operations:
Net investment income (1)	0.19		0.17		0.20	0.16	0.26
Net realized and unrealized gain/(loss) on investments	0.91		3.28		(0.92)	4.59	0.61
Total from investment operations	1.10		3.45		(0.72)	4.75	0.87
Less distributions from:
Net investment income	(0.19)		(0.10)		(0.16)	—	(0.01)
Net realized gains	(1.10)		—		(0.51)	(0.21)	(0.24)
Total distributions	(1.29)		(0.10)		(0.67)	(0.21)	(0.25)
Net asset value, end of year	$18.68		$18.87		$15.52	$16.91	$12.37
Total return (2)	5.46	% (7)	22.31	% (7)	(4.35)%	38.40%	7.43%
Net assets, at end of year (000s)	$14		$6		$11	$18 (5)	$10
Ratio of gross expenses to average net assets (3)(4)	1.27%		1.85%		1.54%	3.88%	5.87%
Ratio of net expenses to average net assets (4)	0.73%		0.73%		0.73%	0.73%	0.79%
Ratio of net investment income to average net assets (4)(6)	0.99%		1.07%		1.25%	1.28%	1.87%
Portfolio turnover rate	96%		56%		59%	60%	65%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Had the Adviser not waived a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Represents actual net assets.

(6)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement reporting purposes and the returns based upon those net assets may differ from the net asset values and returns for shareholder processing.

See accompanying notes to financial statements.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS
December 31, 2024

1.	ORGANIZATION

The Acclivity Mid Cap Multi-Style Fund (the “Mid Cap Fund”) and Acclivity Small Cap Value Fund (the “Small Cap Fund”) (each a “Fund,” collectively the “Funds”) are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. The inception date of the Mid Cap Fund was December 31, 2019, and the Mid Cap Fund commenced operations on January 2, 2020. The inception date of the Small Cap Fund was December 31, 2018, and the Small Cap Fund commenced operations on January 2, 2019. The Funds seek long term capital appreciation.

The Funds currently offer Class I shares and Class N shares. Class I and Class N shares are offered at net asset value without an initial sales charge. Class N shares are subject to a 0.25% Rule 12b-1 distribution and shareholder servicing fee. Each class represents an interest in the same assets of a Fund and classes are identical except for differences in ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its shareholder service and/or distribution plans.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Board. The Board has designated the adviser as its valuation designee (the “Valuation Designee”) to execute these procedures. The Board may also enlist third party consultants such as valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure fair value of all of its investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2024 for each Fund’s assets measured at fair value:

Mid Cap Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$4,749,297	$—	$—	$4,749,297
Rights	—	—	8	8
Short-Term Investments	$885,657	—	—	885,657
Total	$5,634,954	$—	$8	$5,634,962

Small Cap Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$37,854,063	$—	$—	$37,854,063
Rights	—	—	5,283	5,283
Short-Term Investments	8,318,632	—	—	8,318,632
Total	$46,172,695	$—	$5,283	$46,177,978

*	See each Fund’s Schedule of Investments for classification.

The following table is a reconciliation of assets in which Level 3 inputs were used in determining value for the Mid Cap Fund:

Bristol-Meyers
	ABIOMED, Inc.	Squibb Company
Beginning Balance	$7	$—
Total realized gain/(loss)	—	—
Unrealized Appreciation/(Depreciation)	—	—
Cost of Purchases	—	$1
Proceeds from Sales	—	—
Proceeds from Principal	—	—
Accrued Interest	—	—
Net transfers in/out of level 3	—	—
Ending Balance	$7	$1

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

The following table is a reconciliation of assets in which Level 3 inputs were used in determining value for the Small Cap Fund:

	Pineapple Energy,	Resolute Forest
	Inc.	Products, Inc. - CVR
Beginning Balance	$4	$5,280
Total realized gain/(loss)	—	—
Unrealized Appreciation/(Depreciation)	(1)	—
Cost of Purchases	—	—
Proceeds from Sales	—	—
Proceeds from Principal	—	—
Accrued Interest	—	—
Net transfers in/out of level 3	—	—
Ending Balance	$3	$5,280

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – Each Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years December 31, 2021-December 31, 2023 year end, or expected to be taken in the Funds’ December 31, 2024 tax returns. Each Fund has identified its major tax jurisdictions as U.S. Federal, Ohio, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3.	INVESTMENT TRANSACTIONS

For the year ended December 31, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to:

	Purchases	Sales
Mid Cap	$6,043,663	$3,327,277
Small Cap	41,304,571	33,094,317

4.	SECURITIES LENDING

The Funds have entered into a securities lending arrangement with U.S. Bank National Association (the “Borrower”). Under the terms of the agreement, the Funds were authorized to loan securities to the Borrower. In exchange, the Funds received cash collateral in the amount of at least 102% of the value of the securities loaned. Securities lending income is disclosed in the Funds’ Statements of Operations. Although risk was mitigated by the collateral, the Funds could have experienced a delay in recovering their securities and possible loss of income or value if the Borrower failed to return such securities on loan.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be recognized by the Funds. The Funds have the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the Funds are indemnified for such losses by the security lending agreement. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

The following table represents financial instruments that are subject to enforceable netting arrangements as of December 31, 2024:

				Gross Amounts not Offset in the
				Statements of Assets and Liabilities
		Gross Amounts
		offset in the	Net Amounts of
	Gross Amount of	Statements of	Assets Presented in
	Recognized	Assets and	the Statements of	Financial	Cash Collateral
	Assets	Liabilities	Assets and Liabilities	Instruments	Pledged	Net Amount
Mid Cap	$867,753	$—	$867,753	$867,753	$—	$867,753
Small Cap	$8,016,714	$—	$8,016,714	$8,016,714	$—	$8,016,714

The following table breaks out the holdings pledged as collateral as of December 31, 2024:

Secured Borrowings

Securities Lending Transactions

Overnight and Continuous

Mid Cap
Mount Vernon Liquid Assets Portfolio	$867,753
$867,753
Small Cap

Mount Vernon Liquid Assets Portfolio	$8,016,714
$8,016,714

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Innealta Capital, LLC (the “Adviser”) serves as investment adviser to the Funds. Pursuant to an Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. The Funds pay the Adviser a management fee at an annual rate of 0.35% and 0.39% of the Mid Cap Fund’s and Small Cap Fund’s average daily net assets, respectively. For the year ended December 31, 2024, the Adviser earned $11,877 and $134,704 from the Mid Cap Fund and Small Cap Fund, respectively

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until April 30, 2026, to waive a portion of its advisory fee and has agreed to reimburse each Fund for other expenses to the extent necessary so that the total expenses incurred by each Fund (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed 0.44% and 0.69% for Class I and Class N shares of the Mid Cap Fund, respectively, and 0.48% and 0.73% for Class I and Class N shares of the Small Cap Fund, respectively.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement for a Fund, and a Fund’s operating expenses are subsequently lower than its respective expense limitation, the Adviser shall be entitled to reimbursement by a Fund provided that such reimbursement does not cause a Fund’s operating expenses to exceed its expense limitation. If a Fund’s operating expenses subsequently exceed its expense limitation, the reimbursements for a Fund shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the rolling three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the year ended December 31, 2024, the Adviser waived advisory fees and reimbursed the Mid Cap Fund and Small Cap Fund for expenses in the amounts of $148,928 and $193,322 respectively.

The following amounts are subject to recapture by the Funds by the following date:

	12/31/2025	12/31/2026	12/31/2027
Mid Cap	$139,862	$145,240	$148,928
Small Cap	$182,812	$206,945	$193,322

As of December 31, 2024, $142,515 and 161,991 in waived fees expired unrecouped for the Mid Cap Fund and Small Cap Fund, respectively.

Distributor – The distributor for the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plans for Class N shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act to pay for ongoing distribution-related activities or shareholder services. Under the Plan, the Funds are permitted to pay a fee at an annual rate of 0.25% of the average daily net assets of Class N shares. For the year ended December 31, 2024, pursuant to the Class N Plan, the Mid Cap Fund and Small Cap Fund incurred $0 and $21 in 12b-1 fees, respectively.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of each Fund’s shares. For the year ended December 31, 2024, the Funds did not pay the Distributor any underwriting fees.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting, and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at December 31, 2024, were as follows:

	Tax	Gross Unrealized	Gross Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Mid Cap Fund	$5,236,134	$536,439	$(137,611)	$398,828
Small Cap Fund	43,454,982	5,370,553	(2,647,557)	2,722,996

7.	SHAREHOLDERS & TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the year ended December 31, 2024, and December 31, 2023, was as follows:

For fiscal year ended	Ordinary	Long-Term	Exempt	Return of
12/31/2024	Income	Capital Gains	Income	Capital	Total
Mid Cap Fund	$143,898	$45,687	—	$—	$189,585
Small Cap Fund	874,538	1,724,760	—	—	2,599,298

For fiscal year ended	Ordinary	Long-Term	Exempt	Return of
12/31/2023	Income	Capital Gains	Income	Capital	Total
Mid Cap Fund	$8,541	$—	—	$—	$8,541
Small Cap Fund	251,554	12,792	—	—	264,346

As of December 31, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Mid Cap Fund	$69,776	$3,810	$—	$—	$—	$398,828	$472,414
Small Cap Fund	691,590	—	—	—	—	2,722,996	3,414,586

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, adjustments for partnerships, and C-Corporation return of capital distributions.

Acclivity Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2024

At December 31, 2024, the Funds had no capital loss carry forwards for federal income tax purposes available to offset future capital gains. Capital loss carryforwards utilized was as follows:

		Non-Expiring
	Expiring	Short-Term	Long-Term	Total	CLCF Utilized
Mid Cap Fund	$—	$—	$—	$—	$33,754
Small Cap Fund	—	—	—	—	—

During the fiscal year ended December 31, 2024, certain of the Funds utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the book/tax basis treatment adjustments for use of tax equalization credits, resulted in reclassifications for the Funds for the fiscal year ended December 31, 2024, as follows:

	Paid In	Accumulated
	Capital	Earnings (Losses)
Mid Cap Fund	$—	$—
Small Cap Fund	501,647	(501,647)

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2024, beneficial ownership in excess of 25% for the Funds is as follows:

		% of
		Outstanding
	Beneficial Owner	Shares
Mid Cap Fund	National Financial Services, LLC	43%
	Innealta Capital, LLC	27%
	Riomaggiore Investments, LLC	28%
Small Cap Fund	National Financial Services, LLC	39%
	Charles Schwab & Co.	27%

The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Acclivity Mid Cap Multi-Style Fund and Acclivity Small Cap Value Fund and Board of Trustees of Northern Lights Fund Trust II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Acclivity Mid Cap Multi-Style Fund and Acclivity Small Cap Value Fund (the “Funds”), each a series of the Northern Lights Fund Trust II, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2024, the results of their operations for the year then ended, the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Funds’ financial highlights for the years ended December 31, 2022, and prior, were audited by other auditors whose report dated March 1, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
February 25, 2025

COHEN & COMPANY, LTD.

Registered with the Public Company Accounting Oversight Board

800.229.1099 | 866.818.4538 fax | cohencpa.com

Acclivity Funds
ADDITIONAL INFORMATION (Unaudited)
December 31, 2024

Changes in and Disagreements with Accountants

Not applicable

Proxy Disclosures

Not applicable

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement (Unaudited)

FACTORS CONSIDERED BY THE TRUSTEES IN THE APPROVAL OF THE RENEWAL OF THE INVESTMENT ADVISORY AGREEMENT

At a Regular meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on October 15, 2024, the Board, including the disinterested Trustees (the “Independent Trustees”), considered the renewal of the Investment Advisory Agreement between the Trust, on behalf of the Acclivity Mid Cap Multi-Style Fund (“Acclivity Mid-Cap”) and the Acclivity Small Cap Value Fund (“Acclivity Small Cap Value”, and collectively with Acclivity Mid-Cap, the “Acclivity Funds”) and Innealta Capital, LLC (“Innealta”) (the “Innealta Advisory Agreement”).

Based on their evaluation of the information provided by Innealta in conjunction with Acclivity Small Cap Value’s and Acclivity’ Mid-Cap’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Innealta Advisory Agreement with respect to Acclivity Small Cap Value and Acclivity Mid-Cap.

In advance of the Meeting, the Board requested and received materials to assist them in considering the renewal of the Innealta Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including the Innealta Advisory Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Innealta Advisory Agreement and comparative information relating to the advisory fee and other expenses of Acclivity Small Cap Value and Acclivity Mid-Cap. The materials also included due diligence materials relating to Innealta (including due diligence questionnaires completed by Innealta, select financial information of Innealta, bibliographic information regarding Innealta’s key management and investment advisory personnel, and comparative fee information relating to Acclivity Small Cap Value and Acclivity Mid-Cap) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

Acclivity Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
December 31, 2024

The Board reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the renewal of the Innealta Advisory Agreement with respect to Acclivity Small Cap Value and Acclivity Mid-Cap. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Innealta Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Innealta Advisory Agreement. In considering the approval of the renewal of the Innealta Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. The Board then reviewed materials provided by Innealta related to the approval of the proposed renewal of the Innealta Advisory Agreement, including Innealta’s Form ADV and related schedules, a description of the manner in which investment decisions are made and executed, a review of the personnel performing services for each ofthe Acclivity Funds, including the team of individuals that primarily monitor and execute the investment process. The Board discussed Innealta’s research capabilities, the quality of Innealta’s compliance infrastructure and the experience of its management personnel. Additionally, the Board received satisfactory responses from the representative of Innealta with respect to a series of important questions, including: whether Innealta was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Acclivity Small Cap Value and the Acclivity Mid-Cap,; whether there were procedures in place to adequately allocate trades among Innealta’s clients; and whether Innealta’s CCO would routinely review the portfolio managers’ performance of their duties to ensure compliance under Innealta’s compliance program. The Board also reviewed the information provided on the practices for monitoring compliance with each of Acclivity Small Cap Value and Acclivity Mid-Cap’s investment limitations. The Board also discussed details of Innealta’s compliance program with the CCO of the Trust. The Board noted that the CCO of the Trust continued to represent that Innealta’s policies and procedures were reasonably designed to prevent violations of applicable federal securities laws. The Board also noted Innealta’s representation that the prospectus and statement of additional information for Acclivity Small Cap Value and Acclivity Mid-Cap accurately describe such Fund’s investment strategies. The Board then reviewed the capitalization of Innealta based on financial information provided, and representations made, by Innealta and its representatives, and concluded that Innealta was sufficiently well-capitalized, or that Innealta’s owners had the ability to make additional contributions, in order to meet its obligations to each of Acclivity Small Cap Value and Acclivity Mid-Cap. The Board concluded that Innealta had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Innealta Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by Innealta to each of Acclivity Small Cap Value and Acclivity Mid-Cap were satisfactory.

Acclivity Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
December 31, 2024

Performance. The Board then discussed the reports prepared by Broadridge and reviewed the performance of the Acclivity Small Cap Value and Acclivity Mid-Cap for the one-year, three-year, five-year and since inception periods ended September 30, 2024. With respect to Acclivity Small Cap Value, the Board noted that Acclivity Small Cap Value underperformed its peer group median, Morningstar category median and benchmarks (the S&P 500 Total Return Index and Russell 2000 Value TR Index) for the one-year period, outperformed the peer group median, Morningstar category median and Russell 2000 Value Index, but underperformed the S&P 500 Total Return Index for the three-year, five-year and since inception periods. With respect to Acclivity Mid-Cap, the Board noted that Acclivity Mid-Cap outperformed the peer group median, Morningstar category median (Mid-Cap blend category) and Russell Mid Cap Value TR Index, but underperformed the S&P 500 Total Return Index for the one-year, three-year, and since inception periods. The Board noted the portfolio managers’ ability to manage risk. After further discussion, the Board concluded that each of Acclivity Mid-Cap and Acclivity Small Cap Value’s past performance was acceptable and generally in line with its risk level.

Fees and Expenses. As to the costs of the services to be provided by Innealta, the Board reviewed and discussed each of Acclivity Small Cap Value and Acclivity Mid-Cap, advisory fee and total operating expenses as compared to its respective peer group and Morningstar category as presented in the Broadridge Report. The Board reviewed the contractual arrangements, noting that Innealta charges an advisory fee at an annual rate of 0.39% and 0.35% of the average daily net assets of Acclivity Small Cap Value and Acclivity Mid-Cap, respectively, under the Innealta Advisory Agreement. The Board noted the advisory fee for Acclivity Small Cap Value and Acclivity Mid-Cap was significantly lower than the peer group median and Morningstar category median. The Board also reviewed the net expenses for each of Acclivity Small Cap Value and Acclivity Mid-Cap as compared to its peer group and Morningstar category. The Board then reviewed the Operating Expenses Limitation Agreement noting that Innealta had agreed to waive or limit its advisory fee and/or reimburse expenses at least until April 30, 2026, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 0.48% and 0.73% of Acclivity Small Cap Value’s average net assets for Class I and Class N shares, respectively, and 0.44% and 0.69% of Acclivity Mid-Cap’s average net assets for Class I and Class N shares, respectively, and found such arrangements to be beneficial to shareholders. The Board concluded that, based on Innealta’s experience, expertise and services provided to each of Acclivity Small Cap Value and Acclivity Mid-Cap, the advisory fee charged by Innealta for each of Acclivity Small Cap Value and Acclivity Mid-Cap was not unreasonable.

Profitability. The Board also considered the level of profits that could be expected to accrue to Innealta with respect to each of Acclivity Small Cap Value and, Acclivity Mid-Cap based on profitability reports and analyses prepared by Innealta and reviewed by the Board and the selected financial information of Innealta provided by Innealta. After review and discussion, the Board concluded that the profit from Innealta’s relationship with each of Acclivity Small Cap Value and Acclivity Mid-Cap was not excessive.

Economies of Scale. As to the extent to which each of Acclivity Small Cap Value and Acclivity Mid-Cap would realize economies of scale as it grew, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the current size of each of Acclivity Small Cap Value and Acclivity Mid-Cap, and Innealta’s expectations for growth, and concluded that any material economies of scale would likely not be achieved in the near term.

Acclivity Funds
ADDITIONAL INFORMATION (Unaudited)(Continued)
December 31, 2024

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Innealta Advisory Agreement and the weight to be given to each such factor. Accordingly, having requested and received such information from Innealta as the Board believed to be reasonably necessary to evaluate the terms of the Innealta Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that with respect to each of the Acclivity Funds separately, (a) the terms of the Innealta Advisory Agreement are not unreasonable; (b) the investment advisory fee is not unreasonable; and (c) the Innealta Advisory Agreement is in the best interests of each of the Acclivity Funds and its shareholders. In considering the renewal of the Innealta Advisory Agreement, the Board did not identify any one factor as all important, but rather considered these factors collectively and determined that renewal of the Innealta Advisory Agreement was in the best interest of each of the Acclivity Funds and its shareholders. Moreover, the Board noted that each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Innealta Advisory Agreement.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-855 -873-3837 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISER
Innealta Capital, LLC
13215 Bee Cave Pkwy, Bldg A, Suite 240
Austin, Texas 78738

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	03/05/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	03/05/24

By (Signature and Title)

/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/Treasurer

Date	03/05/24